Other provisions, other current liabilities and other non-current liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Provisions
Contract-related provisions	$ 749	$ 762
Provision for insurance-related reserves	239	232
Provisions for contractual penalties and compliance and litigation matters	237	327
Restructuring and restructuring- related provisions	225	247
Other	239	239
Total	1,689	1,807
Other current liabilities
Employee-related liabilities	1,746	1,854
Accrued expenses	545	694
Derivative liabilities (see Note 5)	438	202
Non-trade payables	312	328
Income taxes payable	293	357
Other tax liabilities	271	269
Deferred income	169	155
Accrued customer rebates	165	162
Accrued interest	76	79
Pension and other employee benefits (see Note 17)	75	82
Other	167	60
Total	4,257	4,242
Other non-current liabilities:
Income tax related liabilities	760	830
Non-current deposit liabilities (see Note 9)	222	279
Environmental provisions (see Note 15)	109	116
Derivative liabilities (see Note 5)	108	52
Deferred income	89	57
Employee-related liabilities	52	68
Provisions for contractual penalties and compliance and litigation matters	41	71
Other	205	234
Total	$ 1,586	$ 1,707